Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through July 30, 2026, the date which the financial statements were available to be issued. All subsequent events requiring recognition as of March 31, 2026 have been incorporated into these financial statements and there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events.”